Business acquisition - Additional information (Detail) - CNY (¥) ¥ in Millions				1 Months Ended	12 Months Ended
	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Apr. 30, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement Lineitems [Line Items]
Finite-Lived Intangible Asset, Useful Life					9 years 7 months 6 days	9 years 6 months
Jiangsu Five Star [Member]
Statement Lineitems [Line Items]
Business Acquisition, Transaction Costs				¥ 1,274
Business Acquisition, Percentage of Equity Interest				46.00%
Business Acquisition, Percentage of Equity Interest Acquired		17.00%	37.00%
Acquisition of equity interest by loan conversion			¥ 1,025	¥ 1,025
Gain On Revaluation of equity interest			442
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Restricted Cash			1,720
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory			1,652
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable			¥ 4,102
Finite-Lived Intangible Asset, Useful Life			19 years
Business Combination, Consideration Transferred, Liabilities Incurred		¥ 428
Kuayue Express [Member]
Statement Lineitems [Line Items]
Percenatge of ordinary shares acquired	60.20%
Finite-Lived Intangible Asset, Useful Life	9 years
Business Combination, Consideration Transferred	¥ 2,966
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	1,376
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt	986
Business acquisition recognized identifiable assets and liabilities assumed current assets trade receivables	830
Business acquistion trade receivables gross contractual amount	924
Business acquisition trade receivables amount not expected to be collected	¥ 94